Debt Debt - Narrative (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended				12 Months Ended		12 Months Ended
	Jun. 28, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	May 16, 2013 2.95% senior notes due June 2023	May 16, 2013 1.88% senior notes due June 2013	Apr. 11, 2013 3.50% senior notes due April 2018	Apr. 11, 2013 4.75% senior notes due April 2023	Sep. 27, 2013 Five-year unsecured senior revolving credit facility expiring 2016	Sep. 28, 2012 Five-year unsecured senior revolving credit facility expiring 2016	Sep. 27, 2013 Minimum Five-year unsecured senior revolving credit facility expiring 2016	Sep. 28, 2012 Minimum Five-year unsecured senior revolving credit facility expiring 2016	Sep. 27, 2013 Maximum Five-year unsecured senior revolving credit facility expiring 2016	Sep. 28, 2012 Maximum Five-year unsecured senior revolving credit facility expiring 2016
Debt Instrument [Line Items]
Senior notes, principal amount					$ 750,000,000	$ 500,000,000	$ 300,000,000	$ 600,000,000
Senior notes, stated interest rate					2.95%	1.88%	3.50%	4.75%
Senior notes, maturity date					Jun. 01, 2023	Jun. 01, 2013	Apr. 01, 2018	Apr. 01, 2023
Proceeds from issuance of senior notes	886,000,000	1,629,000,000	1,240,000,000	0	743,000,000
Proceeds retained by former subsidiary	180,000,000
Senior revolving credit facility, current borrowing capacity									1,500,000,000
Senior revolving credit facility, expiration date									Aug. 01, 2016
Senior revolving credit facility, increasable capacity									500,000,000
Senior revolving credit facility, maximum borrowing capacity									2,000,000,000
Line of credit, facility fee, basis points											0.00%	0.075%	0.00%	0.25%
Senior revolving credit facility, outstanding amount									0	0
Commercial paper program, amount outstanding		$ 0	$ 210,000,000
Short-term debt, weighted-average interest rate			0.50%